Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Other current assets
Other current assets consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Prepaid expenses	$41.9	$43.4
Other investments	12.5	8.8
Marketable securities	2.9	3.0
Deferred financing fees	0.5	0.5
Income taxes receivable	0.1	2.8
Deferred income tax assets	—	51.2
Other	7.4	5.3
Total other current assets	$65.3	$115.0